Equity Incentive Plans	12 Months Ended
Dec. 31, 2015
Share-based Compensation [Abstract]
Equity Incentive Plans
Equity Incentive Plan

All grants of common shares and options to purchase common shares are issued under the Company's 2007 Equity Incentive Plan. Under the 2007 Equity Incentive Plan, an aggregate of 3,650,000 common shares, options to purchase common shares and restricted share units, subject to adjustment in the event of certain capital events, may be granted. At December 31, 2015, there were 1,066,138 shares available for grant under the 2007 Equity Incentive Plan.

Share Options
Share options granted under the 2007 Equity Incentive Plan have exercise prices equal to the fair market value of a common share at the date of grant. The options may be granted for any reasonable term, not to exceed 10 years, and for employees typically become exercisable at a rate of 25% per year over a four-year period. The Company generally issues new common shares upon option exercise. A summary of the Company’s share option activity and related information is as follows:

	Number of shares	Option price per share			Weighted avg. exercise price
Outstanding at December 31, 2012	881,338	$18.18	—	$65.50	$38.51
Exercised	(143,272)	18.18	—	47.20	30.64
Granted	115,257	46.86	—	58.09	47.86
Forfeited	(12,658)	36.56	—	60.42	56.90
Outstanding at December 31, 2013	840,665	$18.18	—	$65.50	$40.85
Exercised	(35,963)	32.50	—	52.72	42.63
Granted	172,178	51.64	—	51.64	51.64
Forfeited	(26,666)	45.20	—	51.64	50.11
Outstanding at December 31, 2014	950,214	$18.18	—	$65.50	$42.48
Exercised	(476,400)	18.18	—	61.53	37.42
Granted	121,546	61.79	—	61.79	61.79
Forfeited	(79,055)	45.20	—	65.50	63.88
Outstanding at December 31, 2015	516,305	$19.02	—	$65.50	$48.42

The weighted average fair value of options granted was $16.35, $13.87 and $12.35 during 2015, 2014 and 2013, respectively. The intrinsic value of stock options exercised was $7.3 million, $0.4 million, and $2.9 million during the years ended December 31, 2015, 2014 and 2013, respectively. Additionally, the Company repurchased 402,067 shares into treasury shares in conjunction with the stock options exercised during the year ended December 31, 2015 with a total value of $21.2 million.

The expense related to share options included in the determination of net income for the years ended December 31, 2015, 2014 and 2013 was $2.5 million (including $1.4 million included in retirement severance expense in the accompanying consolidated statement of income), $1.4 million and $856 thousand, respectively. The following assumptions were used in applying the Black-Scholes option pricing model at the grant dates: risk-free interest rate of 1.9%, 2.2% and 1.0% in 2015, 2014 and 2013, respectively, dividend yield of 5.9%, 6.4% and 5.4% to 6.5% in 2015, 2014 and 2013, respectively, volatility factors in the expected market price of the Company’s common shares of 48.0%, 50.3% and 50.7% in 2015, 2014 and 2013, respectively, 0.78%, 0.28% and 0.23% expected forfeiture rates for 2015, 2014 and 2013, and an expected life of approximately six years for 2015, 2014, and 2013. The Company uses historical data to estimate the expected life of the option and the risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant. Additionally, expected volatility is computed based on the average historical volatility of the Company’s publicly traded shares.

At December 31, 2015, stock-option expense to be recognized in future periods was $1.9 million as follows (in thousands):

Amount
Year:
2016	$904
2017	680
2018	293
2019	—
Total	$1,877

The following table summarizes outstanding options at December 31, 2015:

Exercise price range	Options outstanding	Weighted avg. life remaining	Weighted avg. exercise price	Aggregate intrinsic value (in thousands)
$ 19.02 - 19.99	61,097	3.4
20.00 - 29.99	—	—
30.00 - 39.99	7,401	4.2
40.00 - 49.99	202,224	5.0
50.00 - 59.99	111,917	7.6
60.00 - 65.50	133,666	6.4
	516,305	5.7	$48.42	$5,731

The following table summarizes exercisable options at December 31, 2015:

Exercise price range	Options outstanding	Weighted avg. life remaining	Weighted avg. exercise price	Aggregate intrinsic value (in thousands)
$ 19.02 - 19.99	61,097	3.4
20.00 - 29.99	—	—
30.00 - 39.99	7,401	4.2
40.00 - 49.99	158,853	4.6
50.00 - 59.99	32,518	6.7
60.00 - 65.50	45,310	1.1
	305,179	4.0	$43.87	$4,705

Nonvested Shares
A summary of the Company’s nonvested share activity and related information is as follows:

	Number of shares	Weighted avg. grant date fair value	Weighted avg. life remaining
Outstanding at December 31, 2014	468,451	$49.29
Granted	218,285	60.69
Vested	(295,487)	50.37
Forfeited	(808)	54.69
Outstanding at December 31, 2015	390,441	$54.84	0.98

The holders of nonvested shares have voting rights and receive dividends from the date of grant. These shares vest ratably over a period of three to four years. The fair value of the nonvested shares that vested was $17.1 million (including $6.7 million in retirement severance expense in the accompanying consolidated statements of income), $7.3 million and $6.7 million for the years ended December 31, 2015, 2014 and 2013, respectively. At December 31, 2015, unamortized share-based compensation expense related to nonvested shares was $11.4 million and will be recognized in future periods as follows (in thousands):

Amount
Year:
2016	$5,297
2017	3,904
2018	2,153
Total	$11,354

Restricted Share Units
A summary of the Company’s restricted share unit activity and related information is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value	Weighted Average Life Remaining
Outstanding at December 31, 2014	19,685	$53.55
Granted	18,036	57.57
Vested	(19,685)	53.55
Outstanding at December 31, 2015	18,036	$57.57	0.37

The holders of restricted share units have voting rights and receive dividends from the date of grant. The share units vest upon the earlier of the day preceding the next annual meeting of shareholders or a change of control. The settlement date for the shares is selected by the non-employee trustee, and ranges from one year from the grant date to upon termination of service. At December 31, 2015, unamortized share-based compensation expense related to restricted share units was $346 thousand which will be recognized in 2016.